Hybrid Bonds - Summary of Hybrid Bonds (Parenthetical) (Detail) - Hybrid bond 1-2 [member]	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (POSCO has a right to extend the maturity date)
Interest rate	₩ 0
Interest rate adjustment	4.60%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to POSCO)
Others	POSCO can call the hybrid bond at year 10 and interest payment date afterwards
After 10 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
After 10 years : Return on Government Bond [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.40%
After 30 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%